Shareholder Report	12 Months Ended	31 Months Ended	87 Months Ended	94 Months Ended	99 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Municipal Trust
Entity Central Index Key	0000035373
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Fidelity Pennsylvania Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Pennsylvania Municipal Income Fund
Class Name	Fidelity® Pennsylvania Municipal Income Fund
Trading Symbol	FPXTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Pennsylvania Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Pennsylvania Municipal Income Fund	$ 48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's yield-curve positioning detracted from performance versus the Bloomberg Pennsylvania Enhanced Municipal Bond Index for the year.
•Relative to the state index, the fund had a proportionately smaller exposure to lower-quality, higher-yielding bonds, which modestly detracted as well.
•In contrast, holdings in bonds backed by ports that are subject to the alternative minimum tax slightly boosted the portfolio's relative result.
•Pricing factors further contributed. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors,

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Fidelity® Pennsylvania Municipal Income Fund $10,000 $10,034 $10,577 $10,665 $11,487 $11,983 $12,258 $11,074 $11,781 $11,996 $12,474 Bloomberg Pennsylvania Enhanced Municipal Bond Index $10,000 $10,026 $10,618 $10,776 $11,649 $12,278 $12,503 $11,378 $12,125 $12,282 $12,821 Bloomberg Municipal Bond Index $10,000 $10,025 $10,571 $10,707 $11,513 $12,113 $12,297 $11,249 $11,969 $12,095 $12,608 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Pennsylvania Municipal Income Fund 3.98% 0.81% 2.23% Bloomberg Pennsylvania Enhanced Municipal Bond Index 4.39% 0.87% 2.52% Bloomberg Municipal Bond Index 4.25% 0.80% 2.34% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 425,764,218	$ 425,764,218	$ 425,764,218	$ 425,764,218	$ 425,764,218
Holdings Count | shares	212	212	212	212	212
Advisory Fees Paid, Amount	$ 1,770,552
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$425,764,218
Number of Holdings	212
Total Advisory Fee	$1,770,552
Portfolio Turnover	27%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 27.1 General Obligations 16.5 Health Care 15.7 Education 13.4 Water & Sewer 7.7 Housing 7.0 Others(Individually Less Than 5%) 9.6 97.0 AAA 2.2 AA 35.8 A 49.7 BBB 3.2 BB 2.1 B 1.3 Not Rated 2.7 Short-Term Investments and Net Other Assets (Liabilities) 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 2.2 AA - 35.8 A - 49.7 BBB - 3.2 BB - 2.1 B - 1.3 Not Rated - 2.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Ohio Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Ohio Municipal Income Fund
Class Name	Fidelity® Ohio Municipal Income Fund
Trading Symbol	FOHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Ohio Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Ohio Municipal Income Fund	$ 47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's overweight in bonds backed by Summa Health, which transitioned to a for-profit health care system after it was acquired by a venture capital firm, notably contributed to the fund's performance versus the Fidelity Bloomberg Ohio Municipal Bond Blend Index.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, modestly contributed as well.
•The portfolio management team's efforts to reduce the fund's exposure to bonds with short-call protection provided another relative performance boost, as the muni yield curve steepened during the year.
•In contrast, the fund's overall yield-curve positioning, meaning how investments were spread among bonds with various maturities, modestly detracted from performance versus the state index.
•Pricing factors further crimped the relative result. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pare backed exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Fidelity® Ohio Municipal Income Fund $10,000 $10,019 $10,622 $10,664 $11,418 $11,907 $12,088 $11,048 $11,648 $11,879 $12,424 Bloomberg Ohio Enhanced Municipal Linked Index $10,000 $10,051 $10,654 $10,770 $11,531 $12,162 $12,306 $11,254 $11,911 $12,023 $12,543 Bloomberg Municipal Bond Index $10,000 $10,025 $10,571 $10,707 $11,513 $12,113 $12,297 $11,249 $11,969 $12,095 $12,608 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Ohio Municipal Income Fund 4.59% 0.85% 2.19% Bloomberg Ohio Enhanced Municipal Linked Index 4.32% 0.62% 2.29% Bloomberg Municipal Bond Index 4.25% 0.80% 2.34% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 495,063,136	$ 495,063,136	$ 495,063,136	$ 495,063,136	$ 495,063,136
Holdings Count | shares	321	321	321	321	321
Advisory Fees Paid, Amount	$ 2,113,043
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$495,063,136
Number of Holdings	321
Total Advisory Fee	$2,113,043
Portfolio Turnover	27%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 21.9 Education 16.6 General Obligations 16.2 Special Tax 8.5 Housing 6.5 Transportation 5.4 Others(Individually Less Than 5%) 19.4 94.5 AAA 4.8 AA 38.9 A 26.6 BBB 15.1 BB 0.9 Not Rated 8.2 Short-Term Investments and Net Other Assets (Liabilities) 5.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.8 AA - 38.9 A - 26.6 BBB - 15.1 BB - 0.9 Not Rated - 8.2 Short-Term Investments and Net Other Assets (Liabilities) - 5.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity® Municipal Income Fund
Trading Symbol	FHIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Income Fund	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, notably contributed to performance versus the Bloomberg 3+ Year Municipal Bond Index for the year.
•The portfolio management team's efforts to reduce the fund's exposure to bonds with short-call protection further boosted relative performance, as the muni yield curve steepened during the year.
•Overweights in airport bonds subject to the alternative minimum tax and larger-than-benchmark exposure to prepaid gas bonds also helped.
•In contrast, the fund's overweight in the 10-year part of the yield curve and underweight in the five-year part of the curve detracted from relative performance.
•Overweights in certain lower-rated hospital and higher education bonds hurt as well.
•Pricing factors further crimped the relative result. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Fidelity® Municipal Income Fund $10,000 $9,999 $10,666 $10,751 $11,665 $12,205 $12,553 $11,275 $12,078 $12,278 $12,807 Bloomberg 3+ Year Municipal Bond Index $10,000 $10,021 $10,638 $10,766 $11,645 $12,303 $12,511 $11,329 $12,101 $12,207 $12,731 Bloomberg Municipal Bond Index $10,000 $10,025 $10,571 $10,707 $11,513 $12,113 $12,297 $11,249 $11,969 $12,095 $12,608 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Municipal Income Fund 4.31% 0.97% 2.51% Bloomberg 3+ Year Municipal Bond Index 4.30% 0.69% 2.44% Bloomberg Municipal Bond Index 4.25% 0.80% 2.34% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,660,545,076	$ 4,660,545,076	$ 4,660,545,076	$ 4,660,545,076	$ 4,660,545,076
Holdings Count | shares	1,370	1,370	1,370	1,370	1,370
Advisory Fees Paid, Amount	$ 19,960,742
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$4,660,545,076
Number of Holdings	1,370
Total Advisory Fee	$19,960,742
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 34.7 Transportation 22.8 Health Care 11.4 Special Tax 9.5 Education 8.3 Others(Individually Less Than 5%) 9.8 96.5 AAA 5.0 AA 37.0 A 39.2 BBB 8.3 BB 2.6 B 0.5 CCC,CC,C 0.0 Not Rated 3.9 Short-Term Investments and Net Other Assets (Liabilities) 3.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 5.0 AA - 37.0 A - 39.2 BBB - 8.3 BB - 2.6 B - 0.5 CCC,CC,C - 0.0 Not Rated - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 11.5 New York 8.4 Texas 6.9 New Jersey 6.3 Alabama 6.2
Fidelity Advisor Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class Z
Trading Symbol	FIWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, notably contributed to performance versus the Bloomberg 3+ Year Municipal Bond Index for the year.
•The portfolio management team's efforts to reduce the fund's exposure to bonds with short-call protection further boosted relative performance, as the muni yield curve steepened during the year.
•Overweights in airport bonds subject to the alternative minimum tax and larger-than-benchmark exposure to prepaid gas bonds also helped.
•In contrast, the fund's overweight in the 10-year part of the yield curve and underweight in the five-year part of the curve detracted from relative performance.
•Overweights in certain lower-rated hospital and higher education bonds hurt as well.
•Pricing factors further crimped the relative result. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through December 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,169 $11,028 $11,551 $11,884 $10,669 $11,435 $11,637 Bloomberg 3+ Year Municipal Bond Index $10,000 $10,178 $11,010 $11,631 $11,828 $10,711 $11,440 $11,541 Bloomberg Municipal Bond Index $10,000 $10,167 $10,933 $11,503 $11,678 $10,682 $11,366 $11,486 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 4.26% 0.99% 2.70% Bloomberg 3+ Year Municipal Bond Index 4.30% 0.69% 2.59% Bloomberg Municipal Bond Index 4.25% 0.80% 2.51% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,660,545,076	$ 4,660,545,076	$ 4,660,545,076	$ 4,660,545,076	$ 4,660,545,076
Holdings Count | shares	1,370	1,370	1,370	1,370	1,370
Advisory Fees Paid, Amount	$ 19,960,742
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$4,660,545,076
Number of Holdings	1,370
Total Advisory Fee	$19,960,742
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 34.7 Transportation 22.8 Health Care 11.4 Special Tax 9.5 Education 8.3 Others(Individually Less Than 5%) 9.8 96.5 AAA 5.0 AA 37.0 A 39.2 BBB 8.3 BB 2.6 B 0.5 CCC,CC,C 0.0 Not Rated 3.9 Short-Term Investments and Net Other Assets (Liabilities) 3.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 5.0 AA - 37.0 A - 39.2 BBB - 8.3 BB - 2.6 B - 0.5 CCC,CC,C - 0.0 Not Rated - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 11.5 New York 8.4 Texas 6.9 New Jersey 6.3 Alabama 6.2
Fidelity Advisor Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class M
Trading Symbol	FLUVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, notably contributed to performance versus the Bloomberg 3+ Year Municipal Bond Index for the year.
•The portfolio management team's efforts to reduce the fund's exposure to bonds with short-call protection further boosted relative performance, as the muni yield curve steepened during the year.
•Overweights in airport bonds subject to the alternative minimum tax and larger-than-benchmark exposure to prepaid gas bonds also helped.
•In contrast, the fund's overweight in the 10-year part of the yield curve and underweight in the five-year part of the curve detracted from relative performance.
•Overweights in certain lower-rated hospital and higher education bonds hurt as well.
•Pricing factors further crimped the relative result. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 1, 2018 through December 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,847 $10,642 $11,100 $11,381 $10,191 $10,884 $11,039 Bloomberg 3+ Year Municipal Bond Index $10,000 $10,286 $11,126 $11,754 $11,953 $10,824 $11,561 $11,662 Bloomberg Municipal Bond Index $10,000 $10,267 $11,040 $11,616 $11,792 $10,787 $11,477 $11,598 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 4.00% sales charge) -0.26% -0.16% 1.76% Class M (without 4.00% sales charge) 3.90% 0.66% 2.29% Bloomberg 3+ Year Municipal Bond Index 4.30% 0.69% 2.53% Bloomberg Municipal Bond Index 4.25% 0.80% 2.45% A From March 1, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Mar. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,660,545,076	$ 4,660,545,076	$ 4,660,545,076	$ 4,660,545,076	$ 4,660,545,076
Holdings Count | shares	1,370	1,370	1,370	1,370	1,370
Advisory Fees Paid, Amount	$ 19,960,742
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$4,660,545,076
Number of Holdings	1,370
Total Advisory Fee	$19,960,742
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 34.7 Transportation 22.8 Health Care 11.4 Special Tax 9.5 Education 8.3 Others(Individually Less Than 5%) 9.8 96.5 AAA 5.0 AA 37.0 A 39.2 BBB 8.3 BB 2.6 B 0.5 CCC,CC,C 0.0 Not Rated 3.9 Short-Term Investments and Net Other Assets (Liabilities) 3.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 5.0 AA - 37.0 A - 39.2 BBB - 8.3 BB - 2.6 B - 0.5 CCC,CC,C - 0.0 Not Rated - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 11.5 New York 8.4 Texas 6.9 New Jersey 6.3 Alabama 6.2
Fidelity Advisor Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class I
Trading Symbol	FROGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, notably contributed to performance versus the Bloomberg 3+ Year Municipal Bond Index for the year.
•The portfolio management team's efforts to reduce the fund's exposure to bonds with short-call protection further boosted relative performance, as the muni yield curve steepened during the year.
•Overweights in airport bonds subject to the alternative minimum tax and larger-than-benchmark exposure to prepaid gas bonds also helped.
•In contrast, the fund's overweight in the 10-year part of the yield curve and underweight in the five-year part of the curve detracted from relative performance.
•Overweights in certain lower-rated hospital and higher education bonds hurt as well.
•Pricing factors further crimped the relative result. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 1, 2018 through December 31, 2025. Initial investment of $10,000. Class I $10,000 $10,269 $11,125 $11,630 $11,951 $10,725 $11,480 $11,661 Bloomberg 3+ Year Municipal Bond Index $10,000 $10,286 $11,126 $11,754 $11,953 $10,824 $11,561 $11,662 Bloomberg Municipal Bond Index $10,000 $10,267 $11,040 $11,616 $11,792 $10,787 $11,477 $11,598 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 4.24% 0.89% 2.52% Bloomberg 3+ Year Municipal Bond Index 4.30% 0.69% 2.53% Bloomberg Municipal Bond Index 4.25% 0.80% 2.45% A From March 1, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Mar. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,660,545,076	$ 4,660,545,076	$ 4,660,545,076	$ 4,660,545,076	$ 4,660,545,076
Holdings Count | shares	1,370	1,370	1,370	1,370	1,370
Advisory Fees Paid, Amount	$ 19,960,742
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$4,660,545,076
Number of Holdings	1,370
Total Advisory Fee	$19,960,742
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 34.7 Transportation 22.8 Health Care 11.4 Special Tax 9.5 Education 8.3 Others(Individually Less Than 5%) 9.8 96.5 AAA 5.0 AA 37.0 A 39.2 BBB 8.3 BB 2.6 B 0.5 CCC,CC,C 0.0 Not Rated 3.9 Short-Term Investments and Net Other Assets (Liabilities) 3.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 5.0 AA - 37.0 A - 39.2 BBB - 8.3 BB - 2.6 B - 0.5 CCC,CC,C - 0.0 Not Rated - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 11.5 New York 8.4 Texas 6.9 New Jersey 6.3 Alabama 6.2
Fidelity Advisor Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class C
Trading Symbol	FKISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.50%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, notably contributed to performance versus the Bloomberg 3+ Year Municipal Bond Index for the year.
•The portfolio management team's efforts to reduce the fund's exposure to bonds with short-call protection further boosted relative performance, as the muni yield curve steepened during the year.
•Overweights in airport bonds subject to the alternative minimum tax and larger-than-benchmark exposure to prepaid gas bonds also helped.
•In contrast, the fund's overweight in the 10-year part of the yield curve and underweight in the five-year part of the curve detracted from relative performance.
•Overweights in certain lower-rated hospital and higher education bonds hurt as well.
•Pricing factors further crimped the relative result. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 1, 2018 through December 31, 2025. Initial investment of $10,000. Class C $10,000 $10,187 $10,926 $11,310 $11,509 $10,227 $10,842 $10,913 Bloomberg 3+ Year Municipal Bond Index $10,000 $10,286 $11,126 $11,754 $11,953 $10,824 $11,561 $11,662 Bloomberg Municipal Bond Index $10,000 $10,267 $11,040 $11,616 $11,792 $10,787 $11,477 $11,598 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 2.13% -0.10% 1.52% Class C 3.13% -0.10% 1.52% Bloomberg 3+ Year Municipal Bond Index 4.30% 0.69% 2.53% Bloomberg Municipal Bond Index 4.25% 0.80% 2.45% A From March 1, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Mar. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,660,545,076	$ 4,660,545,076	$ 4,660,545,076	$ 4,660,545,076	$ 4,660,545,076
Holdings Count | shares	1,370	1,370	1,370	1,370	1,370
Advisory Fees Paid, Amount	$ 19,960,742
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$4,660,545,076
Number of Holdings	1,370
Total Advisory Fee	$19,960,742
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 34.7 Transportation 22.8 Health Care 11.4 Special Tax 9.5 Education 8.3 Others(Individually Less Than 5%) 9.8 96.5 AAA 5.0 AA 37.0 A 39.2 BBB 8.3 BB 2.6 B 0.5 CCC,CC,C 0.0 Not Rated 3.9 Short-Term Investments and Net Other Assets (Liabilities) 3.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 5.0 AA - 37.0 A - 39.2 BBB - 8.3 BB - 2.6 B - 0.5 CCC,CC,C - 0.0 Not Rated - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 11.5 New York 8.4 Texas 6.9 New Jersey 6.3 Alabama 6.2
Fidelity Advisor Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class A
Trading Symbol	FHUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, notably contributed to performance versus the Bloomberg 3+ Year Municipal Bond Index for the year.
•The portfolio management team's efforts to reduce the fund's exposure to bonds with short-call protection further boosted relative performance, as the muni yield curve steepened during the year.
•Overweights in airport bonds subject to the alternative minimum tax and larger-than-benchmark exposure to prepaid gas bonds also helped.
•In contrast, the fund's overweight in the 10-year part of the yield curve and underweight in the five-year part of the curve detracted from relative performance.
•Overweights in certain lower-rated hospital and higher education bonds hurt as well.
•Pricing factors further crimped the relative result. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 1, 2018 through December 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,838 $10,631 $11,086 $11,364 $10,173 $10,862 $11,006 Bloomberg 3+ Year Municipal Bond Index $10,000 $10,286 $11,126 $11,754 $11,953 $10,824 $11,561 $11,662 Bloomberg Municipal Bond Index $10,000 $10,267 $11,040 $11,616 $11,792 $10,787 $11,477 $11,598 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 4.00% sales charge) -0.18% -0.18% 1.74% Class A (without 4.00% sales charge) 3.98% 0.64% 2.27% Bloomberg 3+ Year Municipal Bond Index 4.30% 0.69% 2.53% Bloomberg Municipal Bond Index 4.25% 0.80% 2.45% A From March 1, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Mar. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,660,545,076	$ 4,660,545,076	$ 4,660,545,076	$ 4,660,545,076	$ 4,660,545,076
Holdings Count | shares	1,370	1,370	1,370	1,370	1,370
Advisory Fees Paid, Amount	$ 19,960,742
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$4,660,545,076
Number of Holdings	1,370
Total Advisory Fee	$19,960,742
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 34.7 Transportation 22.8 Health Care 11.4 Special Tax 9.5 Education 8.3 Others(Individually Less Than 5%) 9.8 96.5 AAA 5.0 AA 37.0 A 39.2 BBB 8.3 BB 2.6 B 0.5 CCC,CC,C 0.0 Not Rated 3.9 Short-Term Investments and Net Other Assets (Liabilities) 3.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 5.0 AA - 37.0 A - 39.2 BBB - 8.3 BB - 2.6 B - 0.5 CCC,CC,C - 0.0 Not Rated - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 11.5 New York 8.4 Texas 6.9 New Jersey 6.3 Alabama 6.2
Fidelity Minnesota Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Minnesota Municipal Income Fund
Class Name	Fidelity® Minnesota Municipal Income Fund
Trading Symbol	FIMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Minnesota Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Minnesota Municipal Income Fund	$ 48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg Minnesota Enhanced Modified 2% Tobacco Municipal Bond Index for the year.
•The fund's underweight in the 20-year-and-longer part of the yield curve also helped.
•An underweight in lower-coupon bonds further boosted relative performance, as did an overweight in housing sector bonds.
•Pricing factors contributed to the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, on overweight in lower-quality bonds detracted from performance versus the state index.
•The fund's underweight in the two-year and five-year parts of the yield curve also crimped the relative result
•During the year, the portfolio management team increasingly focused on bonds in the five- and 10-year parts of the yield curve, while maintaining an overall duration (interest-rate sensitivity) that was roughly neutral to the state index. Additionally, the team reduced the fund's exposure to lower-quality securities, and pared back allocations to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Fidelity® Minnesota Municipal Income Fund $10,000 $10,008 $10,463 $10,531 $11,281 $11,805 $11,888 $11,000 $11,552 $11,691 $12,257 Bloomberg Minnesota Enhanced Modified 2% Tobacco Municipal Bond Index $10,000 $9,973 $10,452 $10,584 $11,316 $11,896 $11,996 $11,155 $11,686 $11,750 $12,316 Bloomberg Municipal Bond Index $10,000 $10,025 $10,571 $10,707 $11,513 $12,113 $12,297 $11,249 $11,969 $12,095 $12,608 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Minnesota Municipal Income Fund 4.85% 0.75% 2.06% Bloomberg Minnesota Enhanced Modified 2% Tobacco Municipal Bond Index 4.82% 0.70% 2.11% Bloomberg Municipal Bond Index 4.25% 0.80% 2.34% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 565,277,894	$ 565,277,894	$ 565,277,894	$ 565,277,894	$ 565,277,894
Holdings Count | shares	375	375	375	375	375
Advisory Fees Paid, Amount	$ 2,381,469
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$565,277,894
Number of Holdings	375
Total Advisory Fee	$2,381,469
Portfolio Turnover	29%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 39.6 Health Care 25.0 Housing 10.7 Education 8.3 Electric Utilities 6.3 Transportation 5.8 Others(Individually Less Than 5%) 2.6 98.3 AAA 13.0 AA 52.4 A 22.1 BBB 7.7 BB 0.4 Not Rated 2.7 Short-Term Investments and Net Other Assets (Liabilities) 1.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 13.0 AA - 52.4 A - 22.1 BBB - 7.7 BB - 0.4 Not Rated - 2.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Michigan Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Michigan Municipal Income Fund
Class Name	Fidelity® Michigan Municipal Income Fund
Trading Symbol	FMHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Michigan Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Michigan Municipal Income Fund	$ 47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's underweight in water & sewer bonds detracted from performance the Bloomberg Michigan Enhanced Municipal Bond Index for 2025.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the state index.
•The fund's underweight in the 30-year part of the yield curve also helped.
•An underweight in lower-coupon bonds further boosted relative performance, as did overweights in transportation and airport sector bonds.
•During the year, the portfolio management team increasingly focused on bonds in the five- and 10-year parts of the yield curve, while maintaining an overall duration (interest-rate sensitivity) that was roughly neutral to the state index. Additionally, the team reduced the fund's exposure to lower-quality securities, and pared back allocations to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Fidelity® Michigan Municipal Income Fund $10,000 $9,984 $10,541 $10,635 $11,397 $11,979 $12,163 $11,046 $11,709 $11,938 $12,458 Bloomberg Michigan Enhanced Municipal Bond Index $10,000 $10,024 $10,583 $10,787 $11,597 $12,249 $12,426 $11,342 $12,064 $12,214 $12,775 Bloomberg Municipal Bond Index $10,000 $10,025 $10,571 $10,707 $11,513 $12,113 $12,297 $11,249 $11,969 $12,095 $12,608 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Michigan Municipal Income Fund 4.36% 0.79% 2.22% Bloomberg Michigan Enhanced Municipal Bond Index 4.59% 0.84% 2.48% Bloomberg Municipal Bond Index 4.25% 0.80% 2.34% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 485,373,426	$ 485,373,426	$ 485,373,426	$ 485,373,426	$ 485,373,426
Holdings Count | shares	301	301	301	301	301
Advisory Fees Paid, Amount	$ 2,046,451
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$485,373,426
Number of Holdings	301
Total Advisory Fee	$2,046,451
Portfolio Turnover	29%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 29.3 Health Care 13.6 Transportation 13.4 Water & Sewer 11.4 Education 10.0 Housing 9.0 Others(Individually Less Than 5%) 10.5 97.2 AAA 3.9 AA 46.9 A 29.2 BBB 8.7 BB 1.0 Not Rated 7.5 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.9 AA - 46.9 A - 29.2 BBB - 8.7 BB - 1.0 Not Rated - 7.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Limited Term Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity® Limited Term Municipal Income Fund
Trading Symbol	FSTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Municipal Income Fund	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the year.
•Timely purchases of bonds backed by the Los Angeles Department of Water & Power also contributed.
•An overweight in certain airport bonds further boosted relative performance.
•Pricing factors modestly contributed as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's holdings in Connecticut's Bristol Hospital, which came under pressure due to the organization's increasing costs and funding challenges, detracted from performance versus the 1-6 year index.
•The fund's yield-curve positioning also modestly hindered relative performance.
•There were no major changes to the fund from the perspective of sector allocation, yield-curve positioning or credit-quality exposure during the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Fidelity® Limited Term Municipal Income Fund $10,000 $9,955 $10,189 $10,319 $10,750 $11,109 $11,150 $10,653 $11,061 $11,319 $11,840 Bloomberg 1-6 Year Municipal Bond Index $10,000 $10,000 $10,190 $10,368 $10,787 $11,126 $11,166 $10,769 $11,173 $11,381 $11,876 Bloomberg Municipal Bond Index $10,000 $10,025 $10,571 $10,707 $11,513 $12,113 $12,297 $11,249 $11,969 $12,095 $12,608 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Limited Term Municipal Income Fund 4.60% 1.28% 1.70% Bloomberg 1-6 Year Municipal Bond Index 4.35% 1.31% 1.73% Bloomberg Municipal Bond Index 4.25% 0.80% 2.34% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,847,751,985	$ 2,847,751,985	$ 2,847,751,985	$ 2,847,751,985	$ 2,847,751,985
Holdings Count | shares	935	935	935	935	935
Advisory Fees Paid, Amount	$ 5,418,662
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$2,847,751,985
Number of Holdings	935
Total Advisory Fee	$5,418,662
Portfolio Turnover	22%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 33.1 Transportation 19.1 Health Care 17.2 Electric Utilities 7.2 Special Tax 5.1 Others(Individually Less Than 5%) 12.5 94.2 AAA 7.0 AA 44.7 A 36.8 BBB 3.5 BB 0.9 Not Rated 1.3 Short-Term Investments and Net Other Assets (Liabilities) 5.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 7.0 AA - 44.7 A - 36.8 BBB - 3.5 BB - 0.9 Not Rated - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 5.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 12.0 New York 8.2 Alabama 6.9 Illinois 6.6 Georgia 5.1
Fidelity Advisor Limited Term Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class Z
Trading Symbol	FIWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the year.
•Timely purchases of bonds backed by the Los Angeles Department of Water & Power also contributed.
•An overweight in certain airport bonds further boosted relative performance.
•Pricing factors modestly contributed as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's holdings in Connecticut's Bristol Hospital, which came under pressure due to the organization's increasing costs and funding challenges, detracted from performance versus the 1-6 year index.
•The fund's yield-curve positioning also modestly hindered relative performance.
•There were no major changes to the fund from the perspective of sector allocation, yield-curve positioning or credit-quality exposure during the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through December 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,111 $10,537 $10,886 $10,932 $10,451 $10,867 $11,126 Bloomberg 1-6 Year Municipal Bond Index $10,000 $10,119 $10,527 $10,859 $10,897 $10,510 $10,904 $11,107 Bloomberg Municipal Bond Index $10,000 $10,167 $10,933 $11,503 $11,678 $10,682 $11,366 $11,486 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 4.55% 1.34% 2.11% Bloomberg 1-6 Year Municipal Bond Index 4.35% 1.31% 2.06% Bloomberg Municipal Bond Index 4.25% 0.80% 2.51% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,847,751,985	$ 2,847,751,985	$ 2,847,751,985	$ 2,847,751,985	$ 2,847,751,985
Holdings Count | shares	935	935	935	935	935
Advisory Fees Paid, Amount	$ 5,418,662
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$2,847,751,985
Number of Holdings	935
Total Advisory Fee	$5,418,662
Portfolio Turnover	22%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 33.1 Transportation 19.1 Health Care 17.2 Electric Utilities 7.2 Special Tax 5.1 Others(Individually Less Than 5%) 12.5 94.2 AAA 7.0 AA 44.7 A 36.8 BBB 3.5 BB 0.9 Not Rated 1.3 Short-Term Investments and Net Other Assets (Liabilities) 5.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 7.0 AA - 44.7 A - 36.8 BBB - 3.5 BB - 0.9 Not Rated - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 5.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 12.0 New York 8.2 Alabama 6.9 Illinois 6.6 Georgia 5.1
Fidelity Advisor Limited Term Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class M
Trading Symbol	FTSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the year.
•Timely purchases of bonds backed by the Los Angeles Department of Water & Power also contributed.
•An overweight in certain airport bonds further boosted relative performance.
•Pricing factors modestly contributed as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's holdings in Connecticut's Bristol Hospital, which came under pressure due to the organization's increasing costs and funding challenges, detracted from performance versus the 1-6 year index.
•The fund's yield-curve positioning also modestly hindered relative performance.
•There were no major changes to the fund from the perspective of sector allocation, yield-curve positioning or credit-quality exposure during the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,725 $9,662 $9,859 $9,956 $10,342 $10,658 $10,667 $10,152 $10,525 $10,743 $11,209 Bloomberg 1-6 Year Municipal Bond Index $10,000 $10,000 $10,190 $10,368 $10,787 $11,126 $11,166 $10,769 $11,173 $11,381 $11,876 Bloomberg Municipal Bond Index $10,000 $10,025 $10,571 $10,707 $11,513 $12,113 $12,297 $11,249 $11,969 $12,095 $12,608 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 2.75% sales charge) 1.47% 0.45% 1.15% Class M (without 2.75% sales charge) 4.34% 1.01% 1.43% Bloomberg 1-6 Year Municipal Bond Index 4.35% 1.31% 1.73% Bloomberg Municipal Bond Index 4.25% 0.80% 2.34% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,847,751,985	$ 2,847,751,985	$ 2,847,751,985	$ 2,847,751,985	$ 2,847,751,985
Holdings Count | shares	935	935	935	935	935
Advisory Fees Paid, Amount	$ 5,418,662
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$2,847,751,985
Number of Holdings	935
Total Advisory Fee	$5,418,662
Portfolio Turnover	22%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 33.1 Transportation 19.1 Health Care 17.2 Electric Utilities 7.2 Special Tax 5.1 Others(Individually Less Than 5%) 12.5 94.2 AAA 7.0 AA 44.7 A 36.8 BBB 3.5 BB 0.9 Not Rated 1.3 Short-Term Investments and Net Other Assets (Liabilities) 5.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 7.0 AA - 44.7 A - 36.8 BBB - 3.5 BB - 0.9 Not Rated - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 5.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 12.0 New York 8.2 Alabama 6.9 Illinois 6.6 Georgia 5.1
Fidelity Advisor Limited Term Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class I
Trading Symbol	FISHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the year.
•Timely purchases of bonds backed by the Los Angeles Department of Water & Power also contributed.
•An overweight in certain airport bonds further boosted relative performance.
•Pricing factors modestly contributed as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's holdings in Connecticut's Bristol Hospital, which came under pressure due to the organization's increasing costs and funding challenges, detracted from performance versus the 1-6 year index.
•The fund's yield-curve positioning also modestly hindered relative performance.
•There were no major changes to the fund from the perspective of sector allocation, yield-curve positioning or credit-quality exposure during the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Class I $10,000 $9,958 $10,174 $10,305 $10,729 $11,087 $11,128 $10,622 $11,039 $11,296 $11,804 Bloomberg 1-6 Year Municipal Bond Index $10,000 $10,000 $10,190 $10,368 $10,787 $11,126 $11,166 $10,769 $11,173 $11,381 $11,876 Bloomberg Municipal Bond Index $10,000 $10,025 $10,571 $10,707 $11,513 $12,113 $12,297 $11,249 $11,969 $12,095 $12,608 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 4.50% 1.26% 1.67% Bloomberg 1-6 Year Municipal Bond Index 4.35% 1.31% 1.73% Bloomberg Municipal Bond Index 4.25% 0.80% 2.34% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,847,751,985	$ 2,847,751,985	$ 2,847,751,985	$ 2,847,751,985	$ 2,847,751,985
Holdings Count | shares	935	935	935	935	935
Advisory Fees Paid, Amount	$ 5,418,662
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$2,847,751,985
Number of Holdings	935
Total Advisory Fee	$5,418,662
Portfolio Turnover	22%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 33.1 Transportation 19.1 Health Care 17.2 Electric Utilities 7.2 Special Tax 5.1 Others(Individually Less Than 5%) 12.5 94.2 AAA 7.0 AA 44.7 A 36.8 BBB 3.5 BB 0.9 Not Rated 1.3 Short-Term Investments and Net Other Assets (Liabilities) 5.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 7.0 AA - 44.7 A - 36.8 BBB - 3.5 BB - 0.9 Not Rated - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 5.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 12.0 New York 8.2 Alabama 6.9 Illinois 6.6 Georgia 5.1
Fidelity Advisor Limited Term Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class C
Trading Symbol	FCSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 128	1.26%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the year.
•Timely purchases of bonds backed by the Los Angeles Department of Water & Power also contributed.
•An overweight in certain airport bonds further boosted relative performance.
•Pricing factors modestly contributed as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's holdings in Connecticut's Bristol Hospital, which came under pressure due to the organization's increasing costs and funding challenges, detracted from performance versus the 1-6 year index.
•The fund's yield-curve positioning also modestly hindered relative performance.
•There were no major changes to the fund from the perspective of sector allocation, yield-curve positioning or credit-quality exposure during the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Class C $10,000 $9,858 $9,981 $9,999 $10,308 $10,546 $10,477 $9,900 $10,188 $10,399 $10,840 Bloomberg 1-6 Year Municipal Bond Index $10,000 $10,000 $10,190 $10,368 $10,787 $11,126 $11,166 $10,769 $11,173 $11,381 $11,876 Bloomberg Municipal Bond Index $10,000 $10,025 $10,571 $10,707 $11,513 $12,113 $12,297 $11,249 $11,969 $12,095 $12,608 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 2.51% 0.27% 0.81% Class C 3.51% 0.27% 0.81% Bloomberg 1-6 Year Municipal Bond Index 4.35% 1.31% 1.73% Bloomberg Municipal Bond Index 4.25% 0.80% 2.34% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,847,751,985	$ 2,847,751,985	$ 2,847,751,985	$ 2,847,751,985	$ 2,847,751,985
Holdings Count | shares	935	935	935	935	935
Advisory Fees Paid, Amount	$ 5,418,662
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$2,847,751,985
Number of Holdings	935
Total Advisory Fee	$5,418,662
Portfolio Turnover	22%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 33.1 Transportation 19.1 Health Care 17.2 Electric Utilities 7.2 Special Tax 5.1 Others(Individually Less Than 5%) 12.5 94.2 AAA 7.0 AA 44.7 A 36.8 BBB 3.5 BB 0.9 Not Rated 1.3 Short-Term Investments and Net Other Assets (Liabilities) 5.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 7.0 AA - 44.7 A - 36.8 BBB - 3.5 BB - 0.9 Not Rated - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 5.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 12.0 New York 8.2 Alabama 6.9 Illinois 6.6 Georgia 5.1
Fidelity Advisor Limited Term Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class A
Trading Symbol	FASHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the year.
•Timely purchases of bonds backed by the Los Angeles Department of Water & Power also contributed.
•An overweight in certain airport bonds further boosted relative performance.
•Pricing factors modestly contributed as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's holdings in Connecticut's Bristol Hospital, which came under pressure due to the organization's increasing costs and funding challenges, detracted from performance versus the 1-6 year index.
•The fund's yield-curve positioning also modestly hindered relative performance.
•There were no major changes to the fund from the perspective of sector allocation, yield-curve positioning or credit-quality exposure during the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,725 $9,659 $9,852 $9,944 $10,324 $10,639 $10,646 $10,133 $10,504 $10,722 $11,176 Bloomberg 1-6 Year Municipal Bond Index $10,000 $10,000 $10,190 $10,368 $10,787 $11,126 $11,166 $10,769 $11,173 $11,381 $11,876 Bloomberg Municipal Bond Index $10,000 $10,025 $10,571 $10,707 $11,513 $12,113 $12,297 $11,249 $11,969 $12,095 $12,608 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 2.75% sales charge) 1.37% 0.43% 1.12% Class A (without 2.75% sales charge) 4.24% 0.99% 1.40% Bloomberg 1-6 Year Municipal Bond Index 4.35% 1.31% 1.73% Bloomberg Municipal Bond Index 4.25% 0.80% 2.34% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,847,751,985	$ 2,847,751,985	$ 2,847,751,985	$ 2,847,751,985	$ 2,847,751,985
Holdings Count | shares	935	935	935	935	935
Advisory Fees Paid, Amount	$ 5,418,662
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$2,847,751,985
Number of Holdings	935
Total Advisory Fee	$5,418,662
Portfolio Turnover	22%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 33.1 Transportation 19.1 Health Care 17.2 Electric Utilities 7.2 Special Tax 5.1 Others(Individually Less Than 5%) 12.5 94.2 AAA 7.0 AA 44.7 A 36.8 BBB 3.5 BB 0.9 Not Rated 1.3 Short-Term Investments and Net Other Assets (Liabilities) 5.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 7.0 AA - 44.7 A - 36.8 BBB - 3.5 BB - 0.9 Not Rated - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 5.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 12.0 New York 8.2 Alabama 6.9 Illinois 6.6 Georgia 5.1
Fidelity Flex Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Municipal Income Fund
Class Name	Fidelity Flex® Municipal Income Fund
Trading Symbol	FUENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Municipal Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's increased exposure to bonds in the five- and 10-year parts of the yield curve contributed to performance versus the Bloomberg Municipal Bond Index.
•The portfolio management team's efforts to reduce the fund's exposure to bonds with short-call protection also boosted the relative result, as the muni yield curve steepened during the year.
•Overweights in airport bonds subject to the alternative minimum tax and larger-than-benchmark exposure to prepaid gas bonds helped as well.
•In contrast, overweights in certain lower-rated hospital and higher education bonds detracted from relative performance.
•Pricing factors further crimped the relative result. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 12, 2017 through December 31, 2025. Initial investment of $10,000. Fidelity Flex® Municipal Income Fund $10,000 $10,081 $10,153 $10,992 $11,409 $11,672 $10,665 $11,438 $11,702 Bloomberg Municipal Bond Index $10,000 $10,045 $10,174 $10,940 $11,510 $11,685 $10,689 $11,373 $11,493 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Municipal Income Fund 4.61% 1.42% 2.49% Bloomberg Municipal Bond Index 4.25% 0.80% 2.22% A From October 12, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Oct. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 1,108,109,245	$ 1,108,109,245	$ 1,108,109,245	$ 1,108,109,245	$ 1,108,109,245
Holdings Count | shares	1,168	1,168	1,168	1,168	1,168
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,108,109,245
Number of Holdings	1,168
Total Advisory Fee	$0
Portfolio Turnover	10%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 31.5 Transportation 19.0 Education 9.0 Special Tax 7.8 Health Care 7.1 Housing 5.6 Others(Individually Less Than 5%) 11.4 91.4 AAA 4.0 AA 41.0 A 32.2 BBB 9.4 BB 1.4 B 0.1 CCC,CC,C 0.1 Not Rated 3.2 Short-Term Investments and Net Other Assets (Liabilities) 8.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.0 AA - 41.0 A - 32.2 BBB - 9.4 BB - 1.4 B - 0.1 CCC,CC,C - 0.1 Not Rated - 3.2 Short-Term Investments and Net Other Assets (Liabilities) - 8.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 8.7 Texas 7.4 New York 7.2 California 6.4 Pennsylvania 5.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Conservative Income Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Conservative Income Municipal Bond Fund
Class Name	Fidelity Flex® Conservative Income Municipal Bond Fund
Trading Symbol	FUEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Conservative Income Municipal Bond Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Conservative Income Municipal Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Fidelity Conservative Income Municipal Bond Composite Index for 2025.
•The fund's overweight in lower-coupon par bonds also contributed.
•In contrast, the fund's underweight holdings in the two-year part of the yield curve detracted from performance versus the index.
•During the year, the portfolio management team lengthened the fund's duration (interest-rate sensitivity), moving it from an underweight versus (i.e., shorter than) the index to a more neutral stance in response to economic data and the outlook for U.S. Federal Reserve policy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 12, 2017 through December 31, 2025. Initial investment of $10,000. Fidelity Flex® Conservative Income Municipal Bond Fund $10,000 $10,008 $10,185 $10,428 $10,583 $10,630 $10,683 $11,094 $11,485 Fidelity Flex Conservative Income Municipal Bond Composite Index℠ $10,000 $9,991 $10,152 $10,354 $10,480 $10,502 $10,503 $10,860 $11,197 Bloomberg Municipal Bond 1 Year (1-2 Y) Index $10,000 $9,960 $10,133 $10,383 $10,565 $10,598 $10,478 $10,833 $11,126 Bloomberg Municipal Bond Index $10,000 $10,045 $10,174 $10,940 $11,510 $11,685 $10,689 $11,373 $11,493 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Conservative Income Municipal Bond Fund 3.42% 2.34% 2.11% Fidelity Flex Conservative Income Municipal Bond Composite Index℠ 3.16% 1.96% 1.77% Bloomberg Municipal Bond 1 Year (1-2 Y) Index 3.47% 1.73% 1.73% Bloomberg Municipal Bond Index 4.25% 0.80% 2.22% A From October 12, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Oct. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 242,316,848	$ 242,316,848	$ 242,316,848	$ 242,316,848	$ 242,316,848
Holdings Count | shares	341	341	341	341	341
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$242,316,848
Number of Holdings	341
Total Advisory Fee	$0
Portfolio Turnover	62%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 20.6 Synthetics 19.3 Industrial Development 11.2 Resource Recovery 11.2 Housing 10.3 Transportation 9.3 Others(Individually Less Than 5%) 13.5 95.4 AAA 5.5 AA 29.1 A 41.1 BBB 6.8 Not Rated 12.9 Short-Term Investments and Net Other Assets (Liabilities) 4.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 5.5 AA - 29.1 A - 41.1 BBB - 6.8 Not Rated - 12.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 17.2 New York 8.9 California 8.7 Pennsylvania 6.3 Florida 6.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Conservative Income Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Municipal Bond Fund
Class Name	Fidelity® Conservative Income Municipal Bond Fund
Trading Symbol	FMNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Conservative Income Municipal Bond Fund	$ 25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Fidelity Conservative Income Municipal Bond Composite Index for the year.
•The fund's overweight in lower-coupon par bonds also helped.
•In contrast, an underweight in the two-year part of the yield curve detracted from performance versus the Composite index.
•During the year, the portfolio management team lengthened the fund's duration, moving it from an underweight versus (i.e., shorter than) the Composite index to a more neutral stance, in response to economic data and the outlook for U.S. Federal Reserve policy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Fidelity® Conservative Income Municipal Bond Fund $10,000 $10,031 $10,142 $10,299 $10,505 $10,597 $10,603 $10,632 $11,020 $11,384 $11,760 Fidelity Conservative Income Municipal Bond Composite Index℠ $10,000 $10,038 $10,128 $10,291 $10,496 $10,624 $10,646 $10,647 $11,009 $11,350 $11,708 Bloomberg Municipal Bond 1 Year (1-2 Y) Index $10,000 $10,030 $10,123 $10,299 $10,552 $10,738 $10,771 $10,649 $11,010 $11,308 $11,700 Bloomberg Municipal Bond Index $10,000 $10,025 $10,571 $10,707 $11,513 $12,113 $12,297 $11,249 $11,969 $12,095 $12,608 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Conservative Income Municipal Bond Fund 3.30% 2.10% 1.63% Fidelity Conservative Income Municipal Bond Composite Index℠ 3.16% 1.96% 1.59% Bloomberg Municipal Bond 1 Year (1-2 Y) Index 3.47% 1.73% 1.58% Bloomberg Municipal Bond Index 4.25% 0.80% 2.34% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,850,054,895	$ 1,850,054,895	$ 1,850,054,895	$ 1,850,054,895	$ 1,850,054,895
Holdings Count | shares	450	450	450	450	450
Advisory Fees Paid, Amount	$ 3,332,327
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,850,054,895
Number of Holdings	450
Total Advisory Fee	$3,332,327
Portfolio Turnover	67%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 18.8 Synthetics 18.5 Industrial Development 12.6 Resource Recovery 11.0 Transportation 10.6 Electric Utilities 8.3 Housing 6.3 Health Care 5.0 Others(Individually Less Than 5%) 3.9 95.0 AAA 3.7 AA 26.7 A 43.8 BBB 9.1 Not Rated 11.7 Short-Term Investments and Net Other Assets (Liabilities) 5.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.7 AA - 26.7 A - 43.8 BBB - 9.1 Not Rated - 11.7 Short-Term Investments and Net Other Assets (Liabilities) - 5.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.0 California 10.2 New York 9.4 Florida 6.7 Pennsylvania 5.6
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Municipal Bond Fund
Class Name	Fidelity Advisor® Conservative Income Municipal Bond Fund Class Z
Trading Symbol	FMNHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Fidelity Conservative Income Municipal Bond Composite Index for the year.
•The fund's overweight in lower-coupon par bonds also helped.
•In contrast, an underweight in the two-year part of the yield curve detracted from performance versus the Composite index.
•During the year, the portfolio management team lengthened the fund's duration, moving it from an underweight versus (i.e., shorter than) the Composite index to a more neutral stance, in response to economic data and the outlook for U.S. Federal Reserve policy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2023 through December 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,264 $10,608 Fidelity Conservative Income Municipal Bond Composite Index℠ $10,000 $10,251 $10,569 Bloomberg Municipal Bond 1 Year (1-2 Y) Index $10,000 $10,285 $10,564 Bloomberg Municipal Bond Index $10,000 $10,522 $10,633 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 3.36% 3.60% Fidelity Conservative Income Municipal Bond Composite Index℠ 3.16% 3.37% Bloomberg Municipal Bond 1 Year (1-2 Y) Index 3.47% 3.47% Bloomberg Municipal Bond Index 4.25% 4.03% A From May 25, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		May 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,850,054,895	$ 1,850,054,895	$ 1,850,054,895	$ 1,850,054,895	$ 1,850,054,895
Holdings Count | shares	450	450	450	450	450
Advisory Fees Paid, Amount	$ 3,332,327
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,850,054,895
Number of Holdings	450
Total Advisory Fee	$3,332,327
Portfolio Turnover	67%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 18.8 Synthetics 18.5 Industrial Development 12.6 Resource Recovery 11.0 Transportation 10.6 Electric Utilities 8.3 Housing 6.3 Health Care 5.0 Others(Individually Less Than 5%) 3.9 95.0 AAA 3.7 AA 26.7 A 43.8 BBB 9.1 Not Rated 11.7 Short-Term Investments and Net Other Assets (Liabilities) 5.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.7 AA - 26.7 A - 43.8 BBB - 9.1 Not Rated - 11.7 Short-Term Investments and Net Other Assets (Liabilities) - 5.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.0 California 10.2 New York 9.4 Florida 6.7 Pennsylvania 5.6
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Municipal Bond Fund
Class Name	Fidelity Advisor® Conservative Income Municipal Bond Fund Class I
Trading Symbol	FMNGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Fidelity Conservative Income Municipal Bond Composite Index for the year.
•The fund's overweight in lower-coupon par bonds also helped.
•In contrast, an underweight in the two-year part of the yield curve detracted from performance versus the Composite index.
•During the year, the portfolio management team lengthened the fund's duration, moving it from an underweight versus (i.e., shorter than) the Composite index to a more neutral stance, in response to economic data and the outlook for U.S. Federal Reserve policy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2023 through December 31, 2025. Initial investment of $10,000. Class I $10,000 $10,261 $10,600 Fidelity Conservative Income Municipal Bond Composite Index℠ $10,000 $10,251 $10,569 Bloomberg Municipal Bond 1 Year (1-2 Y) Index $10,000 $10,285 $10,564 Bloomberg Municipal Bond Index $10,000 $10,522 $10,633 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 3.30% 3.54% Fidelity Conservative Income Municipal Bond Composite Index℠ 3.16% 3.37% Bloomberg Municipal Bond 1 Year (1-2 Y) Index 3.47% 3.47% Bloomberg Municipal Bond Index 4.25% 4.03% A From May 25, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		May 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,850,054,895	$ 1,850,054,895	$ 1,850,054,895	$ 1,850,054,895	$ 1,850,054,895
Holdings Count | shares	450	450	450	450	450
Advisory Fees Paid, Amount	$ 3,332,327
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,850,054,895
Number of Holdings	450
Total Advisory Fee	$3,332,327
Portfolio Turnover	67%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 18.8 Synthetics 18.5 Industrial Development 12.6 Resource Recovery 11.0 Transportation 10.6 Electric Utilities 8.3 Housing 6.3 Health Care 5.0 Others(Individually Less Than 5%) 3.9 95.0 AAA 3.7 AA 26.7 A 43.8 BBB 9.1 Not Rated 11.7 Short-Term Investments and Net Other Assets (Liabilities) 5.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.7 AA - 26.7 A - 43.8 BBB - 9.1 Not Rated - 11.7 Short-Term Investments and Net Other Assets (Liabilities) - 5.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.0 California 10.2 New York 9.4 Florida 6.7 Pennsylvania 5.6
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Municipal Bond Fund
Class Name	Fidelity Advisor® Conservative Income Municipal Bond Fund Class A
Trading Symbol	FMNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Fidelity Conservative Income Municipal Bond Composite Index for the year.
•The fund's overweight in lower-coupon par bonds also helped.
•In contrast, an underweight in the two-year part of the yield curve detracted from performance versus the Composite index.
•During the year, the portfolio management team lengthened the fund's duration, moving it from an underweight versus (i.e., shorter than) the Composite index to a more neutral stance, in response to economic data and the outlook for U.S. Federal Reserve policy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2023 through December 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,850 $10,097 $10,411 Fidelity Conservative Income Municipal Bond Composite Index℠ $10,000 $10,251 $10,569 Bloomberg Municipal Bond 1 Year (1-2 Y) Index $10,000 $10,285 $10,564 Bloomberg Municipal Bond Index $10,000 $10,522 $10,633 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 1.50% sales charge) 1.55% 2.75% Class A (without 1.50% sales charge) 3.10% 3.35% Fidelity Conservative Income Municipal Bond Composite Index℠ 3.16% 3.37% Bloomberg Municipal Bond 1 Year (1-2 Y) Index 3.47% 3.47% Bloomberg Municipal Bond Index 4.25% 4.03% A From May 25, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		May 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,850,054,895	$ 1,850,054,895	$ 1,850,054,895	$ 1,850,054,895	$ 1,850,054,895
Holdings Count | shares	450	450	450	450	450
Advisory Fees Paid, Amount	$ 3,332,327
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,850,054,895
Number of Holdings	450
Total Advisory Fee	$3,332,327
Portfolio Turnover	67%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 18.8 Synthetics 18.5 Industrial Development 12.6 Resource Recovery 11.0 Transportation 10.6 Electric Utilities 8.3 Housing 6.3 Health Care 5.0 Others(Individually Less Than 5%) 3.9 95.0 AAA 3.7 AA 26.7 A 43.8 BBB 9.1 Not Rated 11.7 Short-Term Investments and Net Other Assets (Liabilities) 5.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.7 AA - 26.7 A - 43.8 BBB - 9.1 Not Rated - 11.7 Short-Term Investments and Net Other Assets (Liabilities) - 5.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.0 California 10.2 New York 9.4 Florida 6.7 Pennsylvania 5.6